Revenues by geographic region (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Group's total revenue by region
Total revenue	$ 49,755	$ 35,813	$ 96,568	$ 68,678
Foreign countries [member]
Group's total revenue by region
Total revenue	49,755	35,813	96,568	68,678
Americas
Group's total revenue by region
Total revenue	22,646	17,396	43,799	33,498
EMEA
Group's total revenue by region
Total revenue	23,887	16,913	46,747	32,546
Asia Pacific
Group's total revenue by region
Total revenue	3,222	1,504	6,022	2,634
Country of domicile, France
Group's total revenue by region
Total revenue	$ 7,900	$ 5,900	$ 15,400	$ 11,600